UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C.  20549

                                                             FORM 13F

                                               FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2001

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Durus Capital Management LLC
Address:       888 7th Avenue
                     29th Floor
                     New York, NY 10106

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Scott Sacane
Title:          Managing Member
Phone:        212-397-3683
Signature, Place, and Date of Signing:

        Scott Sacane       New York, New York            January 30, 20002


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[   ]                 13F NOTICE.

[   ]                 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total		147

Form 13F Information Table Value Total:       $97,880,516


Issuer                Class      Cusip #        Value   Shares  Discretion Voting
                                                             (x$1000)

Alkermes Inc	Common	01642T108	6,867	260,500	Sole	Sole
Allos Therapeutics Inc Common 019777101 12,066 1,738,550 Sole Sole
Alteon Inc Common 02144G107 1,240 272,500 Sole Sole
Bioject  Medical Tech Common 09059T206 4,943 392,600 Sole Sole
Caremark Rx Inc Common 141705103 4,290 263,000 Sole Sole
Collagenex Pharm Inc Common 19419B100 2,965 366,100 Sole Sole
Cubist Pharmaceuticals Common 229678107 1,205 33,503 Sole Sole
Curon Medical Inc Common 231292103 2,345 532,865 Sole Sole
DJ Orthopedics Inc Common 23325G104 1,995 150,000 Sole Sole
Esperion Therapeutics Inc Common 29664R106 11,657 1,585,919 Sole Sole
Exelixis Inc Common 30161Q104 2,948 177,349 Sole Sole
Guilford Pharmaceuticals Common 401829106 8,819 734,920 Sole Sole
Medicines Company Common 584688105 4,708 406,200 Sole Sole
Neurocrine Biosciences Inc Common 64125C109 611 11,914 Sole Sole
Pfizer Inc Common 717081103 1,594 40,000 Sole Sole
Regeneron Pharmaceutics Common 75886F107 5,322 189,000 Sole Sole
Telik Inc Common 87959M109 4,073 301,700 Sole Sole
Texas Biotech Stk Common 88221T104 3,281 504,700 Sole Sole
Trimeris Inc Common 896263100 2,096 46,600 Sole Sole
Tularik Inc Common 899165104 2,960 112,000 Sole Sole
Versicor Inc Common 925314106 12,168 597,953 Sole Sole


                      Total:    $ 97,880,516

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